Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Shareholders' equity
Ordinary share capital, fully paid	$ 40,509	$ 37,508
Treasury shares held for RSP	(618)	(572)
Other treasury shares held	55	19
Total treasury shares held	(563)	(553)
Total share capital	39,946	36,955
NCI	$ 51	$ 53
Number of unvested RSP treasury shares held	4,588,277	4,784,213
Number of other treasury shares held	0	1,721,532
Parent Entity
Shareholders' equity
Ordinary share capital, fully paid	$ 40,509	$ 37,508
Treasury shares held for RSP	(618)	(572)
Other treasury shares held	(3)	(3)
Total treasury shares held	(621)	(575)
Total share capital	$ 39,888	$ 36,933